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                                    SERIES C
                                    SERIES M

                       Supplement dated December 18, 2006
                   to the Prospectus dated December 14, 2006


The following information replaces the first sentence in the second paragraph under the heading "SHAREHOLDER INFORMATION - DIVIDENDS AND DISTRIBUTIONS" on page 16 of the prospectus:

     "Series C generally declares dividends and pays dividends, if any, monthly. Effective January 1, 2007, Series C generally declares and pays dividends, if any monthly."